FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED JANUARY 8, 2019 TO

PROSPECTUS DATED JULY 31, 2018, AS SUPPLEMENTED

Ultra-Short Fixed Income Fund

Effective January 8, 2019, the Ultra-Short Fixed Income Fund is no longer offered pursuant to this Prospectus. All references in this Prospectus to the Ultra-Short Fixed Income Fund are hereby deleted. You should instead refer to the new prospectus for the Ultra-Short Fixed Income Fund, dated January 8, 2019, as may be supplemented from time to time.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	[FIX SPT (01/19)]

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED JANUARY 8, 2019 TO

SAI DATED JULY 31, 2018, AS SUPPLEMENTED

Ultra-Short Fixed Income Fund

Effective January 8, 2019, the Ultra-Short Fixed Income Fund is no longer offered pursuant to this SAI. All references to the Ultra-Short Fixed Income Fund in this SAI are hereby deleted. You should instead refer to the new statement of additional information for the Ultra-Short Fixed Income Fund, dated January 8, 2019, as may be supplemented from time to time.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NFSAIFIX (01/19)